CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2023	Dec. 31, 2022
Held in treasury (in shares)	24,292,787	24,292,787
Class A Shares
Common stock, shares issued (in shares)	413,026,253	413,026,253
Common stock, shares outstanding (in shares)	388,733,466	388,733,466
Class B Shares
Common stock, shares issued (in shares)	21,280	21,280
Common stock, shares outstanding (in shares)	21,280	21,280